TAXES ON INCOME (Schedule of Income (Loss) Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Domestic	$ 44,387	$ 12,851	$ 6,596
Foreign	(8,683)	10,104	10,390
Income before taxes on income	$ 35,704	$ 22,955	$ 16,986